UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Portfolio 21
SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 86.3%
	Automobiles & Components: 1.1%
30,000	Denso Corp. (Japan)	$978,016
54,000	Johnson Controls, Inc. (United States)	1,825,200
		2,803,216
	Banks: 5.5%
70,000	Dexia - Brussels Exchange (Belgium)	1,997,137
10,000	Dexia - Paris Exchange (Belgium)	284,657
60,000	ForeningsSparbanken AB (Sweden)	1,682,781
285,000	HSBC Holdings PLC (United Kingdom)	4,695,039
30,000	Royal Bank Of Canada (a)	1,401,432
370,000	UniCredito Italiano SpA (Italy)	2,479,093
96,000	Westpac Banking Corp. (Australia)	2,095,230
		14,635,369
	Capital Goods: 11.6%
5,500	Acciona SA (Spain)	1,472,643
240,000	Atlas Copco AB - Class A (Sweden) (a)	4,103,842
50,000	Basin Water, Inc. (United States) (a)	287,000
6,000	Eaton Corp. (United States)	478,020
250,000	Hyflux (Singapore)	551,798
121,800	JM AB (Sweden)	2,861,669
45,000	Kurita Water Industries Ltd. (Japan)	1,679,671
150,000	Mitsubishi Electric Corp. (Japan)	1,309,913
18,000	Schneider Electric SA (France)	2,325,280
34,000	Siemens AG - Registered Shares (Germany)	3,716,351
87,000	Skanska AB - Class B (Sweden)	1,744,486
213,300	SKF AB - Class B (Sweden)	4,294,485
12,000	Suntech Power Holdings Co., Ltd. - ADR (China) (a)	486,720
26,000	Trex Co., Inc. (United States) (a)	204,880
41,900	Vestas Wind Systems A/S (Denmark) (a)	4,612,198
37,500	Volvo AB - Class B (Sweden)	568,176
		30,697,132
	Commercial Services & Supplies: 0.9%
30,000	Fuel-tech N V (a) (United States)	615,000
43,800	Herman Miller, Inc. (United States)	1,076,166
100,000	Tomra Systems ASA (Norway)	759,339
		2,450,505
	Consumer Durables & Apparel: 6.1%
100,000	Barratt Developments Plc (United Kingdom)	821,167
102,000	Electrolux AB - Class B (Sweden)	1,679,675
180,000	Husqvarna AB - Class A (Sweden)	2,168,867
54,000	Husqvarna AB - Class B (Sweden)	657,730
30,000	Interface, Inc. - Class A (United States)	421,500
43,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	1,648,620
35,000	Matsushita Electric Industrial Co. Ltd. (Japan)	760,795
46,000	Nike, Inc. (United States)	3,128,000
105,000	Sharp Corp. (Japan)	1,802,211
35,200	Shimano, Inc. (Japan)	1,636,365
35,000	Sony Corp. - ADR (Japan)	1,402,450
		16,127,380
	Diversified Financials: 1.7%
26,000	Deutsche Bank AG- GDR (Germany)	2,950,751
55,000	UBS AG - GDR (Switzerland)	1,584,000
		4,534,751
	Energy: 0.9%
70,000	Gushan Environmental Energy- ADR (a) (China)	914,900
200,000	Iberdrola Renovables (a)(Spain)	1,392,463
		2,307,363
	Food & Staples Retailing: 1.8%
25,000	Carrefour SA (France)	1,929,044
79,100	United Natural Foods, Inc. (United States) (a)	1,479,961
40,000	Whole Foods Market, Inc. (United States)	1,318,800
		4,727,805
	Health Care Equipment & Services: 2.3%
75,000	Baxter International, Inc. (United States)	4,336,500
55,000	Olympus Corp. (Japan)	1,673,537
		6,010,037
	Hotels Restaurants & Leisure: 0.8%
28,300	Accor SA (France)	2,066,252

	Household & Personal Products: 1.0%
60,000	Kao Corp. (Japan)	1,707,242
100,000	Natura Cosmeticos (Brazil)	1,020,118
		2,727,360
	Insurance: 3.5%
135,000	Aviva PLC (United Kingdom)	1,655,284
375,000	Friends Provident PLC (United Kingdom)	920,336
9,000	Muenchener Rueckversicherungs AG (Germany)	1,765,324
125,000	Sompo Japan Insurance, Inc. (Japan)	1,114,478
138,000	Storebrand ASA (Norway)	1,093,857
32,000	Swiss Reinsurance (Switzerland)	2,797,212
		9,346,491
	Materials: 9.9%
19,000	Air Liquide (France)	2,897,599
24,900	Air Products & Chemicals, Inc. (United States)	2,290,800
16,000	Linde AG (Germany)	2,253,946
300,000	Nine Dragons Paper (Hong Kong)	246,689
34,000	Novozymes A/S - Class B (Denmark)	3,198,490
50,000	Praxair, Inc. (United States)	4,211,500
43,000	Schnitzer Steel Industries, Inc. (United States)	3,053,860
107,000	Stora Enso OYJ - R Shares (Finland)	1,237,349
161,790	Svenska Cellulosa AB - Class B (Sweden)	2,949,914
600,000	Teijin Ltd. (Japan)	2,543,836
25,000	Umicore (Belgium)	1,299,443
		26,183,426
	Media: 0.8%
100,000	British Sky Broadcasting Group Plc (United Kingdom)	1,105,667
69,253	Reed Elsevier PLC (United Kingdom)	882,028
		1,987,695
	Pharmaceuticals & Biotechnology: 6.7%
110,200	Bristol-Myers Squibb Co. (United States)	2,347,260
160,000	Novartis AG (Switzerland)	8,210,245
76,000	Novo-Nordisk A/S - ADR (Denmark)	5,229,956
27,600	Novo-Nordisk A/S - Class B (Denmark)	1,911,024
		17,698,485

	Real Estate: 1.1%
75,000	British Land Co. PLC (United Kingdom)	1,366,014
39,870	Potlatch Corp. (United States)	1,645,435
		3,011,449

	Retailing: 4.3%
32,000	Hennes & Mauritz AB - Class B (Sweden)	1,969,886
700,000	Kingfisher PLC (United Kingdom)	1,840,475
200,000	Marks & Spencer Group Plc (United Kingdom)	1,538,841
275,000	Staples, Inc. (United States)	6,080,250
		11,429,452
	Semiconductors & Semiconductor Equipment: 2.6%
115,000	Applied Materials, Inc. (United States)	2,243,650
160,000	Intel Corp. (United States)	3,388,800
124,000	STMicroelectronics NV - ADR (Switzerland)	1,321,840
		6,954,290
	Software & Services: 2.3%
49,000	Adobe Systems, Inc. (United States) (a)	1,743,910
30,000	Autodesk, Inc. (a) (United States)	944,400
7,000	Google, Inc. (a) (United States)	3,083,290
10,000	VMware, Inc. (a) (United States)	428,200
		6,199,800
	Technology Hardware & Equipment: 10.8%
118,800	Agilent Technologies, Inc. (United States) (a)	3,543,804
99,950	Canon, Inc. (Japan)	4,662,011
92,000	Dell, Inc. (United States) (a)	1,832,640
50,000	EMC Corp. (United States) (a)	717,000
42,000	Ericsson Telephone Co. - ADR (United States)	825,300
62,300	Hewlett-Packard Co. (United States)	2,844,618
46,000	International Business Machines Corp. (United States)	5,296,440
197,600	Nokia OYJ - ADR (Finland)	6,289,608
7,000	Sunpower Corp. - Class A (United States) (a)	521,570
70,000	Tandberg ASA (Norway)	1,055,843
78,900	Xerox Corp. (United States) (a)	1,181,133
		28,769,967
	Telecommunication Services: 2.3%
300,000	BT Group PLC (United Kingdom)	1,295,149
3,300	Swisscom AG (Switzerland)	1,131,786
81,000	Telefonica SA (Spain)	2,327,304
315,000	Telstra Corp., Ltd. (Australia)	1,269,909
		6,024,148
	Transportation: 4.3%
24,000	Canadian Pacific Railway Ltd. (Canada) (a)	1,543,183
98,000	Deutsche Post AG (Germany)	2,997,637
370	East Japan Railway Co. (Japan)	3,085,272
80,000	Mitsui OSK Lines Ltd. (Japan)	978,729
375,000	MTR Corp. (Hong Kong)	1,297,787
23,000	National Express Group (United Kingdom)	459,094
30,000	TPG NV (Venezuela)	1,112,860
		11,474,562
	Utilities: 4.0%
110,000	National Grid PLC (United Kingdom)	1,520,089
40,000	Oest Elektrizitats (Austria)	2,845,117
24,000	Ormat Technologies, Inc. (United States)	1,032,240
40,000	Red Electrica De Espana (Spain)	2,449,739
92,000	Severn Trent PLC (United Kingdom)	2,594,313
40,049	Trustpower Ltd. (New Zealand)	238,075
		10,679,573
	TOTAL COMMON STOCKS
	(Cost $191,510,261)	228,846,508

	PREFERRED STOCK: 1.8%
	Household & Personal Products: 1.8%
100,000	Henkel KGaA	4,611,563
	TOTAL PREFERRED STOCK
	(Cost $3,312,126)	4,611,563

Principal
Amount
	SHORT-TERM INVESTMENTS: 11.9%
	Certificates of Deposit: 1.0%
	New Resource Bank
$300,000	4.400%, 04/24/2008	300,000
500,000	4.130%, 07/24/2008	500,000
104,340	4.000%, 12/22/2008	104,340
313,769	2.730%, 02/19/2009	313,769
	Self-Help Credit Union
100,000	4.820%, 08/20/2008	100,000
	Shorebank
200,000	4.530%, 04/24/2008	200,000
100,000	4.200%, 05/29/2008	100,000
95,000	3.941%, 07/20/2008	95,000
286,649	4.650%, 08/14/2008	286,649
200,000	4.220%, 10/16/2008	200,000
95,000	3.980%, 11/06/2008	95,000
209,096	2.820%, 02/12/2009	209,096
100,000	2.520%, 02/26/2009	100,000
	Wainwright
100,000	4.360%, 01/18/2009	100,000
		2,703,854
Shares
	Money Market: 10.9%
28,933,460	Fidelity Money Market Portfolio	28,933,460
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $31,637,314)	31,637,314

	TOTAL INVESTMENTS IN SECURITIES: 100.0%
	(Cost $226,459,701)	265,095,385
	Other Assets in Excess of Liabilities: 0.0%	91,770
	TOTAL NET ASSETS: 100.0%	$265,187,155

(a)	Non-income producing security.
ADR	American Depository Receipt
GDR	Global Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows+:

Cost of investments		$226,459,701
Gross unrealized appreciation		61,560,508
Gross unrealized depreciation		(22,924,824)
Net unrealized appreciation		$38,635,684

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title     /s/Robert M. Slotky
                                              Robert M. Slotky, President

Date  May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Robert M. Slotky
                                                  Robert M. Slotky, President

Date  May 21, 2008

By (Signature and Title)*     /s/Eric W. Falkeis
                                                 Eric W. Falkeis, Treasurer

Date  May 23, 2008

* Print the name and title of each signing officer under his or her signature.